Intangible Assets (Details) - Schedule of summarized changes in intangible assets - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 20,016,525	$ 20,016,525	$ 10,941,000
Accumulated Amortization	(5,584,942)	(4,828,105)	(2,414,392)
Net Carrying Amount	14,431,583	15,188,420	8,526,608
Goodwill, Gross Carrying Value	19,380,080	19,380,080	3,931,298
Goodwill, Accumulated Amortization
Goodwill, Net Carrying Amount	19,380,080	19,380,080	3,931,298
Balance, Gross Carrying Value	39,396,605	39,396,605	14,872,298
Balance, Accumulated Amortization	(5,584,942)	(4,828,105)	(2,414,392)
Balance, Net Carrying Amount	33,811,663	34,568,500	12,457,906
NetSapiens - license, 10 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	150,000	150,000	150,000
Accumulated Amortization	(150,000)	(150,000)	(150,000)
Net Carrying Amount
Customer relationships, 5 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	40,000	40,000	40,000
Accumulated Amortization	(38,017)	(36,684)	(28,672)
Net Carrying Amount	1,983	3,316	11,328
Customer relationships 7 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	10,947,262	10,947,262	6,790,000
Accumulated Amortization	(2,943,548)	(2,573,052)	(1,310,720)
Net Carrying Amount	8,003,714	8,374,210	5,479,280
Trademarks, 7 & 10 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		7,148,000
Accumulated Amortization		(993,806)
Net Carrying Amount		6,154,194
Non-compete, 2 & 3 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	931,000	931,000	291,000
Accumulated Amortization	(507,083)	(394,583)	(97,500)
Net Carrying Amount	423,917	536,417	193,500
Marketing & Non-compete, 5 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	800,263	800,263	800,000
Accumulated Amortization	(719,983)	(679,980)	(520,000)
Net Carrying Amount	80,280	120,283	280,000
Trademarks, 7 years [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	7,148,000	7,148,000	2,870,000
Accumulated Amortization	(1,226,311)	(993,806)	(307,500)
Net Carrying Amount	$ 5,921,689	$ 6,154,194	$ 2,562,500